Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning	$ 26,778	$ 56,702
Accretion expense	2,068	2,069
Costs incurred	(7,365)	0
Change in ARO estimates	0	(31,993)
Asset retirement obligation, ending	$ 21,481	$ 26,778